Subsidiary Stock (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	10 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2009 Cachagua Purchase Of Gener Shares [Member]	Nov. 06, 2008 Cachagua Sale Of Gener Shares [Member]
Temporary Equity Abstract
Temporary Equity Carrying Amount	$ 60	$ 60
Temporary Equity Annual Dividend Requirement	3
Temporary Equity Minimum Redemption Price Per Share	$ 100
Temporary Equity Maximum Redemption Price Per Share	$ 118
Subsidiary, Sale of Stock [Line Items]
Consideration paid			175
Proceeds received				174.9
Gain (loss) on sale of stock				(30.8)
Fees related to sale of stock				$ 3.6
Ownership percentage - before transaction				80.20%
Ownership percentage - percent sold				9.60%
Ownership percentage - after transaction			70.60%	70.60%